Revenues - Schedule of Recognized Amounts Related to Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue [abstract]
Concentrate revenues from contracts with customers	$ 25,970	$ 26,017
Provisional pricing adjustment on concentrate sales	(264)	(468)
Revenues from toll milling services	496	920
Total revenues	$ 26,202	$ 26,469